Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MassMutual Premier Funds
Entity Central Index Key	0000927972
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual U.S. Government Money Market Fund
Class Name	Class R5
Trading Symbol	MKSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual U.S. Government Money Market Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• U.S. Agency discount notes which were the most heavily weighted asset type
• U.S. Treasury bills which were the next most heavily weighted asset type
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• A low weighted average maturity given a flat yield curve for money market assets
• Daily repurchase agreement assets used for daily liquidity requirements

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	4.96	1.98	1.30
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
FTSE 3 Month US T Bill Index	5.63	2.38	1.67
[1]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 173,600,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 634,458
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$173.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$634,458

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Discount Notes	68.0%
U.S. Treasury Bills	17.7%
Repurchase Agreement	14.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54% for Class R5.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class I
Trading Symbol	MSTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	10.69	1.86	2.15
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[2]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R5
Trading Symbol	MSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	10.60	1.72	2.03
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[3]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Service Class
Trading Symbol	MSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.55	1.59	1.91
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[4]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	10.33	1.50	1.82
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[5]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R4
Trading Symbol	MPSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	10.24	1.36	1.68
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[6]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class A
Trading Symbol	MSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	10.12	1.26	1.58
Class A - with maximum sales charge	7.37	0.75	1.32
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[7]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R3
Trading Symbol	MSDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	9.90	1.09	1.40
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
[8]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class Y
Trading Symbol	BXDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	10.65	1.40
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.84
[9]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class L
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class L
Trading Symbol	BXDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class L - without sales charge	10.41	1.13
Class L - with maximum sales charge	7.71	0.40
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.84
[10]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class C
Trading Symbol	BXDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	10.20	0.89
Class C - with maximum sales charge	9.70	0.89
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.84
[11]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,100,000
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 617,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class I
Trading Symbol	MIPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	10.91	2.90	2.75
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[12]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R5
Trading Symbol	MIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	10.89	2.82	2.65
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[13]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Service Class
Trading Symbol	MIPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.74	2.72	2.55
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[14]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Administrative Class
Trading Symbol	MIPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	10.76	2.63	2.46
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[15]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R4
Trading Symbol	MIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	10.55	2.47	2.31
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[16]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class A
Trading Symbol	MPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	10.38	2.37	2.20
Class A - with maximum sales charge	5.68	1.48	1.76
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[17]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R3
Trading Symbol	MIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	10.28	2.23	2.05
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
[18]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class Y
Trading Symbol	MMODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	10.84	5.23
Bloomberg U.S. Aggregate Bond Index[1]	11.57	4.11
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	4.14
[19]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 244,100,000
Holdings Count | $ / shares	174
Advisory Fees Paid, Amount	$ 946,753
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class I
Trading Symbol	MCZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	14.13	1.10	2.23
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R5
Trading Symbol	MCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	13.93	0.99	2.12
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Service Class
Trading Symbol	MCBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	13.95	0.91	2.02
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Administrative Class
Trading Symbol	MCBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	13.82	0.78	1.92
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R4
Trading Symbol	MCZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	13.63	0.65	1.78
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class A
Trading Symbol	MMCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	13.57	0.55	1.67
Class A - with maximum sales charge	8.74	-0.32	1.23
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R3
Trading Symbol	MCBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	14.06	0.52	1.59
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class Y
Trading Symbol	MMNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	14.03	4.98
Bloomberg U.S. Aggregate Bond Index	11.57	4.11

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,035,100,000
Holdings Count | $ / shares	447
Advisory Fees Paid, Amount	$ 2,544,115
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class I
Trading Symbol	MDBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	14.13	1.10	2.32
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R5
Trading Symbol	MDBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	14.03	1.01	2.22
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Service Class
Trading Symbol	MDBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.09	0.91	2.13
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Administrative Class
Trading Symbol	MDBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	13.87	0.80	2.02
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R4
Trading Symbol	MDBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.09%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	13.84	0.69	1.88
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class A
Trading Symbol	MDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.16%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	13.53	0.57	1.77
Class A - with maximum sales charge	8.70	-0.30	1.33
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R3
Trading Symbol	MDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	13.50	0.42	1.63
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class Y
Trading Symbol	MMOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	14.11	4.86
Bloomberg U.S. Aggregate Bond Index	11.57	4.11

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 134,700,000
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 528,588
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class I
Trading Symbol	MPHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	16.35	4.80	5.05
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[20]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R5
Trading Symbol	MPHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	16.31	4.72	4.95
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[21]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Service Class
Trading Symbol	DLHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	16.20	4.60	4.84
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[22]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Administrative Class
Trading Symbol	MPHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	16.10	4.50	4.74
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[23]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R4
Trading Symbol	MPHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	15.94	4.36	4.59
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[24]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class A
Trading Symbol	MPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	15.86	4.24	4.48
Class A - with maximum sales charge	10.94	3.34	4.03
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[25]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R3
Trading Symbol	MPHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.26%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	15.67	4.08	4.32
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
[26]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class Y
Trading Symbol	BXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	16.27	3.71
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	3.35
[27]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class C
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class C
Trading Symbol	BXHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.56%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	15.35	2.81
Class C - with maximum sales charge	14.35	2.81
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	3.35
[28]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 399,300,000
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 1,858,393
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class I
Trading Symbol	MBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.09	9.59	8.06
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[29]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class R5
Trading Symbol	MBLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	25.92	9.47	7.94
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[30]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Service Class
Trading Symbol	MBAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	25.82	9.37	7.83
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[31]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Administrative Class
Trading Symbol	MMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$125	1.11%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	25.70	9.26	7.73
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[32]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class R4
Trading Symbol	MBBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$143	1.27%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	25.53	9.09	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[33]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class A
Trading Symbol	MMBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.33%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	25.48	8.99	7.47
Class A - with maximum sales charge	18.58	7.77	6.86
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[34]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class R3
Trading Symbol	MMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$171	1.52%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.19	8.82	7.30
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
[35]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class Y
Trading Symbol	MMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	25.88	14.15
Russell 3000 Index[1]	35.19	23.53
Lipper Balanced Fund Index	22.30	12.49
Custom Balanced Index	27.24	17.40
S&P 500 Index	36.35	25.04
[36]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,600,000
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 499,673
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Class I
Trading Symbol	MPIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.09%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.76	10.88	8.66
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[37]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Class R5
Trading Symbol	MEPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.74	10.79	8.57
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[38]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Service Class
Trading Symbol	DENVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.62	10.66	8.45
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[39]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Administrative Class
Trading Symbol	MPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$159	1.40%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	26.48	10.55	8.34
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[40]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Class R4
Trading Symbol	MPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$178	1.57%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	26.22	10.36	8.17
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[41]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Class A
Trading Symbol	MEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.61%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	26.12	10.28	8.08
Class A - with maximum sales charge	19.18	9.04	7.47
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[42]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Class R3
Trading Symbol	MPINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$203	1.80%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.97	10.10	7.91
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
[43]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Value Fund
Class Name	Class Y
Trading Symbol	MMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	26.71	13.22
S&P 500 Index[1]	36.35	25.04
Russell 1000 Value Index	27.76	13.60
[44]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 39,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 190,547
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class I
Trading Symbol	MPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.59%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	44.58	17.72	14.65
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[45]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class R5
Trading Symbol	MPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$84	0.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	44.56	17.62	14.53
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[46]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Service Class
Trading Symbol	DEIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.79%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	44.35	17.47	14.40
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[47]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Administrative Class
Trading Symbol	MPGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$109	0.89%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	44.20	17.38	14.31
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[48]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class R4
Trading Symbol	MPDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$127	1.04%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	43.94	17.18	14.13
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[49]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class A
Trading Symbol	MPGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.11%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	43.98	17.09	14.02
Class A - with maximum sales charge	36.06	15.77	13.38
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[50]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class R3
Trading Symbol	MPDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.29%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	43.49	16.90	13.84
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
[51]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	MMNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	44.55	33.51
S&P 500 Index[1]	36.35	25.04
Russell 1000 Growth Index	42.19	34.62
[52]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 197,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 826,097
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	MSOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	27.85	12.48	10.39
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[53]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	MSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	27.69	12.37	10.27
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[54]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Service Class
Trading Symbol	MSVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.62	12.25	10.16
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[55]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Administrative Class
Trading Symbol	MSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.42	12.13	10.05
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[56]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	MOORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	27.28	11.98	9.90
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[57]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	DLBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.17%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	27.16	11.87	9.78
Class A - with maximum sales charge	20.17	10.61	9.16
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[58]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	MCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$153	1.35%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	26.97	11.70	9.62
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
[59]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	MMOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	27.77	12.18
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Index	26.76	10.70
[60]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 434,900,000
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 2,126,506
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class I
Trading Symbol	MGFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.93%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	34.35	12.27	9.81
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R5
Trading Symbol	MGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$121	1.03%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	34.23	12.16	9.70
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Service Class
Trading Symbol	MGFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	1.13%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	34.08	12.07	9.59
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Administrative Class
Trading Symbol	MGFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$144	1.23%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	33.83	11.94	9.48
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R4
Trading Symbol	MGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$161	1.38%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	33.68	11.78	9.31
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class A
Trading Symbol	MGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.45%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	33.59	11.67	9.21
Class A - with maximum sales charge	26.24	10.41	8.59
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R3
Trading Symbol	MGFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$191	1.64%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	33.40	11.50	9.05
MSCI ACWI	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 188,200,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,430,664
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class I
Trading Symbol	MIZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	21.87	9.06	6.04
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class R5
Trading Symbol	MIEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	21.73	8.94	5.91
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Service Class
Trading Symbol	MYIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	1.27%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	21.67	8.83	5.81
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Administrative Class
Trading Symbol	MIELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	21.49	8.72	5.71
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class R4
Trading Symbol	MEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$168	1.52%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	21.29	8.54	5.54
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class A
Trading Symbol	MMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$176	1.59%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	21.26	8.47	5.44
Class A - with maximum sales charge	14.59	7.25	4.85
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class R3
Trading Symbol	MEERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$197	1.78%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.07	8.29	5.28
MSCI ACWI ex USA	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class Y
Trading Symbol	MMOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	21.75	9.86
MSCI ACWI ex USA	25.35	12.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 120,500,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 923,211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Class I
Trading Symbol	MPZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	15.42	1.37	1.97
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Class R5
Trading Symbol	MPSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	15.31	1.28	1.86
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Service Class
Trading Symbol	MPEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	15.17	1.18	1.77
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Administrative Class
Trading Symbol	MPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	15.02	1.07	1.67
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Class R4
Trading Symbol	MPRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$172	1.60%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	14.79	0.92	1.52
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Class A
Trading Symbol	MPASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.67%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	15.11	0.87	1.45
Class A - with maximum sales charge	8.68	-0.26	0.88
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Strategic Emerging Markets Fund
Class Name	Class R3
Trading Symbol	MPZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$199	1.85%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	14.60	0.66	1.26
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 106,900,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 1,026,058
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds

[1]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[2]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[3]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[6]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[7]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[8]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[9]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[10]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[15]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[20]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[21]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[22]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[23]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[24]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[25]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[26]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[27]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[28]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[29]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[30]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[31]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[32]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[33]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[34]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[35]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[36]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[37]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[38]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[39]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[40]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[41]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[42]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[43]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[44]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[45]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[46]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[47]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[48]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[49]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[50]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[51]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[52]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[53]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[54]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[55]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[56]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[57]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[58]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[59]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[60]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.